EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (formerly, the WisdomTree Short-Term High Yield Bond Zero Duration Fund) in interactive data format.

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase